Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 20:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

"Related party" - as the term is defined in IAS 24, "Related Party Disclosures" ("IAS 24").

The Company's key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	290	283	373
Pension, post retirement and other benefits	7	7	12
Share-based payments, net	5	22	39

	302	312	424

Number of persons	8	9	9

As of December 31, 2019 and 2018, the Company's balances with related parties total approximately $48 thousand ($19 thousand out of which were linked to the NIS) and $71 thousand (of which $20 thousand were linked to the NIS), respectively.

For further information regarding share-based payment to related parties, see also Note 15 above.

InterCure Ltd:

The Company's investment in the shares of InterCure Ltd is presented as Marketable securities.

As of December 31, 2019 and 2018, the Company's balances of InterCure Ltd's shares total approximately $2,273 thousand and $2,847 thousand, respectively.

The Company subleases an office from Canndoc Ltd, which is a subsidiary of InterCure Ltd. During 2019. approximately $13 thousands were paid to Canndoc Ltd for the rent.

As of December 31, 2019 and 2018, the Company's share in the shares of InterCure Ltd was 1.94% and 2.56%, respectively.